TANGIBLE EQUITY UNITS - Carrying Value of TEUs (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
TANGIBLE EQUITY UNITS
Amortizing Notes		$ 15.5
Purchase Contracts		1,009.4
Net proceeds on issuance		1,024.9
Less: Current portion of TEU	$ 0.0	(1,024.9)
Tangible equity units	$ 0.0	$ 0.0